UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number     811-21465

ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)
259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: September 30, 2005
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / September 30, 2005 (unaudited)

		U.S. $
Shares		Value

	Common Stock — 129.2%
	Real Estate Investment Trusts (“REIT”) — 129.2%
	Australia — 15.4%
	Building — Construction — 0.4%
3,203,297	Multiplex Group	$7,460,906

	Diversified — 4.6%
29,967,000	DB RREEF Trust	31,351,501
32,035,794	Investa Property Group	51,130,057

		82,481,558

	Shopping Centers — 7.0%
11,384,178	Macquarie CountryWide Trust	17,169,722
8,484,633	Westfield Group	108,852,107

		126,021,829

	Warehouse & Industrial — 3.4%
11,059,530	Macquarie Goodman Industrial Trust	35,809,398
28,584,000	Macquarie ProLogis Trust	25,648,110

		61,457,508

		277,421,801

	Canada — 13.8%
	Diversified — 4.9%
1,761,900	Boardwalk Real Estate Investment Trust	32,487,213
609,900	Dundee Real Estate Investment Trust	13,920,602
2,166,800	Summit Real Estate Investment Trust	42,566,810

		88,974,625

	Health Care — 1.3%
2,000,000	Retirement Residences Real Estate Investment Trust	15,164,570
691,000	Sunrise Senior Living Real Estate Investment Trust	8,049,561

		23,214,131

	Hotels — 1.4%
2,239,900	InnVest Real Estate Investment Trust	24,568,264

	Office Property — 2.6%
3,403,700	O&Y Real Estate Investment Trust	47,363,222

	Shopping Centers — 2.7%
205,100	Calloway Real Estate Investment Trust	4,531,074
2,276,600	RioCan Real Estate Investment Trust	44,154,977

		48,686,051

	Warehouse & Industrial — 0.9%
884,800	H&R Real Estate Investment Trust	15,826,683

		248,632,976

	France — 4.9%
	Diversified — 3.9%
489,478	Unibail	71,288,819

	Management Services — 1.0%
165,800	Societe de la Tour Eiffel	17,590,918

		88,879,737

	Hong Kong — 2.1%
	Diversified — 2.1%
8,133,000	Hang Lung Properties Ltd.	12,947,382
2,400,000	Sun Hung Kai Properties Ltd.	24,857,723

		37,805,105

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2005.

		U.S. $
Shares		Value

	Japan — 1.9%
	Diversified — 0.8%
1,025,000	Mitsubishi Estate Co., Ltd.	14,089,906

	Shopping Centers — 1.1%
2,388	Japan Retail Fund Investment Corp.	19,299,524

		33,389,430

	Netherlands — 11.7%
	Diversified — 10.2%
116,780	Corio NV	6,800,438
357,401	Eurocommercial Properties NV	13,573,368
1,083,730	Nieuwe Steen Investments NV	26,197,315
436,686	Rodamco Europe NV	37,854,670
935,400	Wereldhave NV	99,412,499

		183,838,290

	Shopping Centers — 1.5%
417,161	VastNed Retail NV	27,536,525

		211,374,815

	United Kingdom — 7.6%
	Diversified — 6.6%
1,167,200	British Land Co. Plc	19,420,329
1,209,242	Hammerson Plc	19,927,306
1,604,300	Land Securities Group Plc	41,976,505
3,923,700	Slough Estates Plc	36,963,060

		118,287,200

	Management Services — 0.2%
193,600	Eurocastle Investment Ltd.	4,376,510

	Shopping Centers — 0.8%
853,400	Liberty International Plc	15,022,016

		137,685,726

	United States — 71.8%
	Apartments — 11.0%
1,119,600	Amli Residential Properties Trust	35,905,572
489,000	Apartment Investment & Management Co. — Class A	18,963,420
1,162,000	Archstone-Smith Trust	46,328,940
906,200	Camden Property Trust	50,520,650
154,600	Home Properties, Inc.	6,068,050
637,700	Mid-America Apartment Communities, Inc.	29,659,427
454,000	United Dominion Realty Trust, Inc.	10,759,800

		198,205,859

	Diversified — 9.8%
898,200	American Campus Communities, Inc.	21,574,764
322,500	BNP Residential Properties, Inc.	4,627,875
402,900	Colonial Properties Trust	17,920,992
717,600	iStar Financial, Inc.	29,012,568
1,580,990	Liberty Property Trust	67,255,315
678,200	Newcastle Investment Corp.	18,921,780
1,068,200	Trustreet Properties, Inc.	16,717,330

		176,030,624

	Health Care — 7.2%
1,258,500	Health Care REIT, Inc.	46,677,765
2,490,700	Nationwide Health Properties, Inc.	58,033,310
1,872,270	OMEGA Healthcare Investors, Inc.	26,061,998

		130,773,073

	Hotels — 1.7%
371,000	Hersha Hospitality Trust	3,684,030
558,000	Hospitality Properties Trust	23,915,880
190,500	Strategic Hotel Capital, Inc.	3,478,530

		31,078,440

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2005.

		U.S. $
Shares		Value

	Mortgage — 0.9%
675,000	Gramercy Capital Corp.	16,173,000

	Office Property — 19.5%
1,304,000	Arden Realty, Inc.	53,685,680
285,000	Boston Properties, Inc.	20,206,500
627,600	Brandywine Realty Trust	19,512,084
1,165,600	Equity Office Properties Trust	38,126,776
541,400	Glenborough Realty Trust, Inc.	10,394,880
941,484	HRPT Properties Trust	11,683,816
2,594,500	Maguire Properties, Inc.	77,964,725
1,657,000	Prentiss Properties Trust	67,274,200
686,100	Reckson Associates Realty Corp.	23,704,755
296,900	SL Green Realty Corp.	20,242,642
369,700	Trizec Properties, Inc.	8,525,282

		351,321,340

	Regional Malls — 6.4%
465,900	Glimcher Realty Trust	11,400,573
994,000	Pennsylvania Real Estate Investment Trust	41,926,920
547,800	The Macerich Co.	35,574,132
467,500	The Mills Corp.	25,749,900

		114,651,525

	Shopping Centers — 10.4%
1,231,800	Cedar Shopping Centers, Inc.	17,824,146
570,700	Commercial Net Lease Realty	11,414,000
319,900	Developers Diversified Realty Corp.	14,939,330
2,697,530	Heritage Property Investment Trust	94,413,550
1,019,100	New Plan Excel Realty Trust	23,388,345
147,000	Pan Pacific Retail Properties, Inc.	9,687,300
279,700	Regency Centers Corp.	16,068,765

		187,735,436

	Storage — 1.4%
1,058,500	Extra Space Storage, Inc.	16,279,730
171,100	Sovran Self Storage, Inc.	8,375,345

		24,655,075

	Warehouse & Industrial — 3.5%
1,211,100	First Industrial Realty Trust, Inc.	48,504,555
325,000	ProLogis	14,400,750

		62,905,305

		1,293,529,677

	Total Common Stock
	(cost $1,972,561,833)	2,328,719,267

	Preferred Stock — 15.2%
	Real Estate Investment Trusts (“REIT”) — 15.2%
	United States — 15.2%
	Apartments — 1.8%
80,500	Apartment Investment & Management Co., Series U	2,014,915
400,000	Apartment Investment & Management Co., Series V	10,160,000
400,000	Apartment Investment & Management Co., Series Y	10,040,000
174,000	Associated Estates Realty Corp.	4,532,700
200,000	Mid-America Apartment Communities, Inc., Series H	5,220,000

		31,967,615

	Diversified — 1.9%
170,000	Bedford Property Investors, Inc.	4,253,400
36,000	Bedford Property Investors, Inc. (b)	1,765,127
125,000	Digital Realty Trust, Inc., Series B	3,118,750
1,015,000	iStar Financial, Inc., Series I	25,699,800

		34,837,077

	Finance — 0.6%
240,000	RAIT Investment Trust, Series A	6,012,000
160,000	RAIT Investment Trust, Series B	4,048,000

		10,060,000

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2005.

		U.S. $
Shares		Value

	Health Care — 2.3%
520,000	Health Care REIT, Inc., Series F	13,156,000
1,000,000	LTC Properties, Inc., Series F	25,650,000
120,000	OMEGA Healthcare Investors, Inc., Series D	3,112,800

		41,918,800

	Hotels — 3.6%
126,800	Eagle Hospitality Properties Trust, Inc., Series A	3,182,680
20,000	FelCor Lodging Trust, Inc. (a)	498,000
905,600	Host Marriott Corp, Series E	24,722,880
222,600	Innkeepers USA Trust, Series C	5,820,990
200,000	LaSalle Hotel Properties	5,010,000
275,000	Strategic Hotel Capital, Inc. (b)	7,175,795
268,000	Sunstone Hotel Investors, Inc., Series A	6,834,000
464,400	Winston Hotels, Inc., Series B	11,614,644

		64,858,989

	Manufactured Homes — 0.2%
140,000	Affordable Residential Communities, Series A	2,919,000

	Office Property — 1.6%
450,000	Alexandria Real Estate Corp., Series C	11,844,000
291,800	Maguire Properties, Inc., Series A	7,397,130
192,500	SL Green Realty Corp., Series C	4,887,575
200,000	SL Green Realty Corp., Series D	5,148,000

		29,276,705

	Regional Malls — 2.9%
430,700	Glimcher Realty Trust, Series G	10,935,473
342,600	Taubman Centers, Inc., Series G	8,907,600
573,500	Taubman Centers, Inc., Series H (a)	14,785,576
155,100	The Mills Corp, Series E	4,110,150
507,900	The Mills Corp, Series G (a)	13,053,030

		51,791,829

	Shopping Centers — 0.3%
207,700	Cedar Shopping Centers, Inc.	5,400,200

	Total Preferred Stock
	(cost $267,943,629)	273,030,215

	Convertible Preferred Stock — 2.0%
	Real Estate Investment Trusts (“REIT”) — 2.0%
	United States — 2.0%
	Health Care — 0.3%
200,000	Windrose Medical Properties Trust, 7.50%, Series A (a)	5,450,000

	Hotels — 1.3%
974,000	FelCor Lodging Trust, Inc., Series A	23,989,620

	Shopping Centers — 0.4%
200,000	Ramco-Gershenson Properties Trust, 7.95%, Series C	6,275,000

	Total Convertible Preferred Stock
	(cost $32,221,810)	35,714,620

	Investment Companies — 0.5%
	United Kingdom — 0.5%
4,620,000	Insight Foundation Property Trust Ltd.
	(cost $9,536,452)	9,154,034

	Total Investments — 146.9%
	(cost $2,282,263,724)	2,646,618,136
	Liabilities in Excess of Other Assets — (7.5%)	(134,969,822)
	Preferred shares, at redemption value — (39.4%)	(710,000,000)

	Net Assets Applicable to Common Shares — 100% (c)	$1,801,648,314

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the securities amounted to $8,940,922 or 0.5% of net assets.

(c)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2005.

Interest Rates Swaps

		Notional Amount			Unrealized
Counterparty	Termination Date	(000)	Fixed Rate	Floating Rate	Appreciation

Citigroup	7/01/2007	$200,000	3.68%	1 Month LIBOR	$2,702,290
Royal Bank of Canada	7/01/2009	200,000	4.32%	1 Month LIBOR	1,065,647

					$3,767,937

For each swap noted, the Trust pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund
By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: November 17, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: November 17, 2005
By:/s/ Peter H. Zappulla
     Peter H. Zappulla
     Treasurer and Chief Financial Officer
Date: November 17, 2005